Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued Share Capital	Share Premium	(Accumulated Deficit)
As at Dec. 31, 2016	$ 20,760	$ 1	$ 110,013	$ (89,254)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(6,475)			(6,475)
Loss for the year	(6,475)			(6,475)
Other comprehensive income	0			0
Share-based payments (note 12)	30		30
Issuance of common shares (note 9)	27,282	11	27,271
Issuance of common stock due to exercise of warrants (note 9)	2,371	1	2,370
As at Dec. 31, 2017	43,968	13	139,684	(95,729)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(3,568)			(3,568)
Loss for the year	(3,568)			(3,568)
Other comprehensive income	0			0
Share-based payments (note 12)	50		50
Issuance of common stock due to exercise of warrants (note 9)	600		600
As at Dec. 31, 2018	41,050	13	140,334	(99,297)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(36,351)			(36,351)
Loss for the year	(36,351)			(36,351)
Other comprehensive income	0			0
Share-based payments (note 12)	40		40
Issuance of common stock due to conversion (note 11)	5,140	8	5,132
As at Dec. 31, 2019	$ 9,879	$ 21	$ 145,506	$ (135,648)